Inventories	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
INVENTORIES

NOTE 4 - INVENTORIES:

	June 30, 2024	December 31, 2023
	U.S. dollars in thousands
Work in process	8,414	6,176
Finished goods	5,656	7,660
	14,070	13,836

Inventories write-downs amounted to $300 thousand and $397 thousand during the six months ended June 30, 2024, and 2023, respectively. Inventories write-downs amounted to $32 thousand and $273 thousand during the three months ended June 30, 2024, and 2023, respectively.